SHORT-TERM INVESTMENTS	12 Months Ended
Sep. 30, 2017
SHORT-TERM INVESTMENTS
4.	SHORT-TERM INVESTMENTS

Short-term investments consist of both held-to-maturity and available-for-sale investments. Fixed-income financial products purchased from banks in China are classified as held-to-maturity investments as the Group has the positive intent and ability to hold the investments to maturity. The maturities of these financial products range from 15 days to less than 212 days, with interest rates ranging from 3.84% to 4.65%. They are classified as short-term investments on the consolidated balance sheets as their contractual maturity dates are less than one year. Financial products purchased from banks with early redemption option and no specified maturity date are classified as short-term available-for-sale investments and are measured at fair value on a recurring basis.

While these fixed-income financial products are not publicly traded, the Group estimated that their fair value approximated their amortized costs considering their short-term maturities and high credit quality. No OTTI loss was recognized for the years ended September 30, 2016 and 2017.

Short-term investments consisted of the following:

	As of September 30,
	2016	2017
	US$	US$
Held-to-maturity investments	1,128	5,261
Available-for-sale investments	150	—

	1,278	5,261